Segment Information	12 Months Ended
Jun. 30, 2023
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 21 – SEGMENT INFORMATION

Operating segments are reported in a manner consistent with the internal reporting provided to the management for decision making. Management has identified five operating segments which are installation and maintenance, housekeeping, senior care services, sales of pharmaceutical products and educational consulting services. Operations for senior care services began in August 2019. The Company started generating revenue from this new segment in August 2019. Segments of sales of pharmaceutical products and educational consulting services were acquired from business combination during the year ended June 30, 2023. These operating segments are monitored and strategic decisions are made on the basis of segmental profit margins. Segment profit is defined as net sales reduced by cost of revenue and other related operating expenses. The results are shown as follows for the years ended June 30, 2023, 2022 and 2021:

Revenue	2023	2022	2021
Installation and Maintenance	$41,177,200	$40,017,962	$51,546,235
Housekeeping	17,210,122	16,340,910	16,792,722
Senior care services	6,515,953	7,392,221	6,038,814
Sales of pharmaceutical products	2,368,071	-	-
Educational consulting services	1,050,397	-	-
Sublease	-	-	147,663
Total	$68,321,743	$63,751,093	$74,525,434

Cost of revenue	2023	2022	2021
Installation and Maintenance	$27,989,959	$26,791,434	$32,209,179
Housekeeping	14,453,168	13,411,221	13,435,869
Senior care services	4,471,015	4,191,920	2,666,350
Sales of pharmaceutical products	2,178,131	-	-
Educational consulting services	671,825	-	-
Total	$49,764,098	$44,394,575	$48,311,398

Gross profit	2023	2022	2021
Installation and Maintenance	$13,187,241	$13,226,528	$19,337,056
Housekeeping	2,756,954	2,929,689	3,356,853
Senior care services	2,044,938	3,200,301	3,372,464
Sales of pharmaceutical products	189,940	-	-
Educational consulting services	378,572	-	-
Sublease	-	-	147,663
Total	$18,557,645	$19,356,518	$26,214,036

Sales and marketing expenses	2023	2022	2021
Installation and Maintenance	$-	$-	$-
Housekeeping	-	-	-
Senior care services	-	-	-
Sales of pharmaceutical products	-	-	-
Educational consulting services	-	-	-
Unallocated	22,691,231	11,989,919	10,279,274
Total	$22,691,231	$11,989,919	$10,279,274

General and administrative expenses	2023	2022	2021
Installation and Maintenance	$-	$-	$-
Housekeeping	-	-	-
Senior care services	-	-	-
Sales of pharmaceutical products	-	-	-
Educational consulting services	-	-	-
Unallocated	26,230,966	8,219,584	6,869,419
Total	$26,230,966	$8,219,584	$6,869,419

Current assets	2023	2022
Installation and Maintenance	$-	$-
Housekeeping	-	-
Senior care services	-	-
Sales of pharmaceutical products	1,520,107	-
Educational consulting services	819,311	-
Unallocated current assets	81,691,818	66,996,451
Total	$84,031,236	$66,996,451

Non-current assets	2023	2022
Installation and Maintenance	$-	$-
Housekeeping	-	-
Senior care services	5,118,174	4,301,543
Sales of pharmaceutical products	649,608	-
Educational consulting services	17,350	-
Unallocated non-current assets	68,439,239	9,194,315
Total	$74,224,371	$13,495,858

On account of the Company’s business model, assets, operating expense, profit or loss, liabilities and other material items could not be separated into each operating segment. As the Company’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.